Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciliation of net loss per ordinary share

The following table sets forth the computation of basic and diluted net loss per share of Class A common stock and represents the period from May 2, 2022 to December 31, 2022, the period where the Company had Class A and Class B common stock outstanding. Class B common stock represents a right to cast one vote per share at the NuScale Corp level, and carry no economic rights, including rights to dividends or distributions upon liquidation, and as a result, is not considered a participating security for basic and diluted loss per share. As such, basic and diluted loss per share of Class B common stock has not been presented.

May 2, 2022 Through
December 31, 2022
Net loss attributable to Class A common stockholders	(25,914)
Weighted-average shares for basic and diluted loss per share	50,763,844
Basic and Diluted loss per share of Class A common stock	$(0.51)
Anti-dilutive securities excluded from shares outstanding:
Class B common shares	157,090,820
Stock options	12,224,783
Warrants	18,458,703
Time-based RSUs	2,140,651
Total	189,914,957

SPRING VALLEY ACQUISITION CORP
Schedule of reconciliation of net loss per ordinary share

			Period From August 20, 2020
	Year Ended December 30,		(Inception) through
	2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net income (loss)	$2,562,198	$640,550	$(6,978,778)	$(5,992,646)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	23,000,000	5,750,000	6,052,632	5,197,368

Basic and diluted net income (loss) per ordinary share	$0.11	$0.11	$(1.15)	$(1.15)